Bank Loans (Tables)	6 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
Schedule of Long-Term Bank Loans from Commercial Banks	The following table presents short-term bank loans from commercial banks as of June 30, 2024 and December 31, 2023:
	As of June 30, 2024	As of December 31, 2023

Bank of China Fuzhou Jin’an Branch	$11,225	$11,295
China Merchant Bank Fuzhou Branch	10,524	10,589
Xiamen International Bank Co., Ltd. Fuzhou Branch	7,016	7,059
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,403	1,412
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	2,105	2,118
Industrial Bank Fuzhou Branch	2,231	2,245
Haixia Bank of Fujian Fuzhou Minjiang Branch	1,403	1,412
Total	$35,907	$36,130

Schedule of Short-Term Bank Loans	The movement of short-term bank loans is as follows:
	For the Six Months Ended June 30,
	2024	2023

Beginning balance	$36,130	$47,655
Additions	26,882	27,709
Repayments	(26,882)	(39,255)
Exchange rate effect	(223)	(1,248)
Total	$35,907	$34,861

Schedule of Long-Term Bank Loans from Commercial Banks	The following table presents long-term bank loans from commercial banks as of June 30, 2024 and December 31, 2023:
	As of June 30, 2024	As of December 31, 2023

Bank of China Ningde Branch	$9,160	$-
Long-term bank loans	$9,160	$-

Schedule of the Bank Loans	The repayment schedule for the bank loans is as follows:
Twelve months ending June 30,	Repayment
2025	$35,907
2026	229
2027	687
2028	1,030
2029	1,145
Thereafter	6,069
Total	$45,067